Commitments	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments

11. Commitments:

We have entered into long-term commitments to meet fuel, transportation, maintenance and asset retirement requirements.

To supply a portion of the fuel requirements to our co-owned generating units, Georgia Power, on our behalf for coal and Southern Nuclear on our behalf for nuclear fuel, have entered into various long-term commitments for the procurement of coal and nuclear fuel. The contracts in most cases contain provision for price escalations, minimum and maximum purchase levels and other financial commitments. The value of the coal commitments is based on maximum coal prices and minimum volumes as provided in the contracts and does not include taxes, transportation, government impositions or railcar costs.

We have entered into long-term agreements with various counterparties to provide firm natural gas transportation to our natural gas-fired facilities. The value of these agreements is based on fixed rates as provided in the contracts and does not include variable costs.

We have also entered into long-term maintenance agreements for certain of our natural gas-fired facilities. In most cases, these agreements include provisions for price escalation and performance bonuses and, if applicable, are included in the values; timing of expenditures is based on current operational assumptions. Certain agreements contain significant cancellation for convenience penalties and, therefore, amounts in the table below include total estimated expenditures over the life of the agreement. If these agreements were terminated by us in 2023 for convenience, our cancellation obligation would be approximately $96,796,000.

We have asset retirement obligations which are legal obligations to retire long-lived assets. These obligations are primarily for the decommissioning of our nuclear units and coal ash ponds. Expenditures are based on estimates determined through decommissioning studies and include provisions for price escalation and other factors. See Note 1h for information regarding our asset retirement obligations.

We have a small portfolio of leases with the most significant being a finance lease for our 60% undivided interest in Scherer Unit No. 2. In addition, we have other operating leases including railcar leases for the transportation of coal at our coal-fired plants and various other leases of minimal value. For information regarding these leases, see Note 6.

As of December 31, 2022, our estimated commitments are as follows:

					Asset
			Gas	Maintenance	Retirement	Finance and
	Coal	Nuclear Fuel	Transportation	Agreements	Obligations	Operating Leases

	(dollars in thousands)
2023	$26,891	$78,780	$63,850	$29,720	$16,709	$16,273
2024	26,070	39,690	62,818	57,749	52,003	15,799
2025	10,426	32,280	62,775	43,025	46,128	15,590
2026	—	28,980	68,872	15,736	49,445	15,299
2027	—	26,580	67,188	3,237	67,384	15,021
Thereafter	—	67,170	824,627	316,160	3,416,582	11,551